Quarterly Holdings Report
for

Fidelity® Energy Central Fund

December 31, 2019

ENCIP-QTLY-0220
1.842160.113

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.6%
	Shares	Value
Chemicals - 0.1%
Commodity Chemicals - 0.1%
LG Chemical Ltd.	3,283	$901,970
Electrical Equipment - 0.0%
Electrical Components & Equipment - 0.0%
Vivint Solar, Inc. (a)	2,200	15,972
Energy Equipment & Services - 6.1%
Oil & Gas Drilling - 0.6%
AKITA Drilling Ltd. Class A (non-vtg.)	182,714	167,440
Odfjell Drilling Ltd. (a)	493,937	1,840,878
Patterson-UTI Energy, Inc.	128,278	1,346,919
Shelf Drilling Ltd. (a)(b)	745,622	1,511,746
		4,866,983
Oil & Gas Equipment & Services - 5.5%
Baker Hughes, A GE Co. Class A	655,454	16,799,286
DMC Global, Inc. (c)	16,654	748,431
Forum Energy Technologies, Inc. (a)	502,416	844,059
Halliburton Co.	167,887	4,108,195
RigNet, Inc. (a)	287,501	1,897,507
Schlumberger Ltd.	361,936	14,549,827
Solaris Oilfield Infrastructure, Inc. Class A (c)	419,949	5,879,286
Tenaris SA sponsored ADR	95,562	2,163,524
		46,990,115

TOTAL ENERGY EQUIPMENT & SERVICES		51,857,098

Oil, Gas & Consumable Fuels - 90.4%
Coal & Consumable Fuels - 0.2%
Arch Coal, Inc.	9,900	710,226
Peabody Energy Corp. (c)	62,400	569,088
		1,279,314
Integrated Oil & Gas - 24.4%
Chevron Corp.	1,104,242	133,072,203
Eni SpA	49,400	767,243
Exxon Mobil Corp.	593,838	41,438,016
Occidental Petroleum Corp.	378,771	15,609,153
Suncor Energy, Inc.	303,894	9,960,131
Total SA sponsored ADR	118,900	6,575,170
		207,421,916
Oil & Gas Exploration & Production - 43.7%
Black Stone Minerals LP	65,370	831,506
Brigham Minerals, Inc. Class A	90,971	1,950,418
Cabot Oil & Gas Corp.	627,681	10,927,926
Canadian Natural Resources Ltd.	321,659	10,403,664
Cimarex Energy Co.	202,639	10,636,521
ConocoPhillips Co.	658,066	42,794,032
Devon Energy Corp.	587,718	15,263,036
Diamondback Energy, Inc.	350,443	32,542,137
Encana Corp. (Toronto)	1,125,434	5,269,446
EOG Resources, Inc.	664,481	55,656,929
Hess Corp.	324,140	21,655,793
Kosmos Energy Ltd.	1,199,331	6,836,187
Lundin Petroleum AB	204,181	6,938,755
Magnolia Oil & Gas Corp. Class A (a)(c)	879,372	11,062,500
National Energy Services Reunited Corp. (a)	10,751	98,049
Noble Energy, Inc.	1,196,704	29,726,127
Northern Oil & Gas, Inc. (a)(c)	2,737,667	6,406,141
Parex Resources, Inc. (a)	731,031	13,595,471
Parsley Energy, Inc. Class A	843,581	15,952,117
PDC Energy, Inc. (a)	396,716	10,382,058
Pioneer Natural Resources Co.	338,329	51,212,861
Texas Pacific Land Trust (c)	768	599,977
Viper Energy Partners LP	468,529	11,553,925
		372,295,576
Oil & Gas Refining & Marketing - 17.3%
Delek U.S. Holdings, Inc. (c)	155,148	5,202,112
HollyFrontier Corp.	13,800	699,798
Marathon Petroleum Corp.	491,397	29,606,669
Par Pacific Holdings, Inc. (a)	334,785	7,780,403
Phillips 66 Co.	315,711	35,173,363
Reliance Industries Ltd.	254,398	5,397,958
Valero Energy Corp.	672,286	62,959,584
World Fuel Services Corp.	20,267	879,993
		147,699,880
Oil & Gas Storage & Transport - 4.8%
Cheniere Energy, Inc. (a)	290,077	17,715,002
Delek Logistics Partners LP	24,800	792,608
Enterprise Products Partners LP	293,693	8,270,395
Noble Midstream Partners LP (d)	45,454	1,202,713
Noble Midstream Partners LP (d)	289,122	7,267,660
Scorpio Tankers, Inc.	49,759	1,957,519
Teekay LNG Partners LP	253,379	3,942,577
		41,148,474

TOTAL OIL, GAS & CONSUMABLE FUELS		769,845,160

TOTAL COMMON STOCKS
(Cost $798,943,730)		822,620,200

Money Market Funds - 4.8%
Fidelity Cash Central Fund 1.58% (e)	27,545,277	27,550,787
Fidelity Securities Lending Cash Central Fund 1.58% (e)(f)	13,263,263	13,264,590
TOTAL MONEY MARKET FUNDS
(Cost $40,815,377)		40,815,377
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $839,759,107)		863,435,577
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(11,764,474)
NET ASSETS - 100%		$851,671,103

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,511,746 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,470,373 or 1.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17 - 11/15/19	$7,823,439

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$56,476
Fidelity Securities Lending Cash Central Fund	5,934
Total	$62,410

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.